DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Assets and Liabilities Information of the Group's VIE and Consolidated Revenues, Net Loss and Cash Flow Information

	December 31,
	2019	2020	2021
	RMB (Restated)	RMB (Restated)	RMB
Cash	121,667	60,987	192,105
Restricted cash	893	1,893	698
Short-term investments	2,501	-	-
Accounts receivable - third parties, net	180,424	194,730	470,204
Accounts receivable - related parties, net*	12,716	13,370	2,995
Contract assets	15,582	18,342	21,118
Amounts due from related parties	69,295	21,830	688
Prepayments and other current assets	60,140	65,600	88,311
Total current assets	463,218	376,752	776,119
Long-term investments	35,228	47,300	127,748
Property and equipment, net	7,747	6,843	13,883
Intangible assets, net	6,654	6,265	46,019
Goodwill	-	-	121,805
Other non-current assets	3,502	4,591	3,076
Total assets	516,349	441,751	1,088,650
Short-term borrowings	26,838	20,000	5,500
Accounts payable	110,859	109,924	200,856
Contract liabilities	118,911	180,814	66,646
Amounts due to related parties**	410,132	647,503	1,518,382
Payables to an affiliate of a Series C Redeemable Convertible Preferred Shareholder	-	230,087	-
Payable for business acquisition	-	-	93,511
Accrued expenses and other current liabilities	311,778	61,262	92,118
Total current liabilities	978,518	1,249,590	1,977,013
Long-term borrowings	96,190	-	6,000
Deferred income tax liabilities	259	185	8,883
Total liabilities	1,074,967	1,249,775	1,991,896

* Accounts receivable-related parties, net includes accounts receivable, net due from the Company and its subsidiaries, which are eliminated upon consolidation, and accounts receivable, net due from one of the Company's shareholders and other related parties of RMB10,208 RMB12,442 and RMB304 as of December 31, 2019, 2020 and 2021.

** Amounts due to related parties include amounts due to the Company and its subsidiaries, which are eliminated upon consolidation, and amounts due to one of the Company's shareholders and other related parties of RMB3,744, RMB4,266 and RMB794 as of December 31, 2019, 2020 and 2021.

	Year ended December 31,
	2019	2020	2021
	RMB(Restated)	RMB(Restated)	RMB
Revenues	583,463	699,218	639,139
Net loss	(217,609)	(227,670)	(699,152)
Net cash used in operating activities	(30,655)	(20,582)	(174,049)
Net cash used in investing activities	(14,055)	(32,260)	(275,719)
Net cash provided by/ (used in) financing activities	113,045	(6,838)	579,690
Net increase / (decrease) in cash and restricted cash	68,335	(59,680)	129,922
Cash and restricted cash at the beginning of the year	54,226	122,561	62,881
Cash and restricted cash at the end of the year	122,561	62,881	192,803